Condensed separate financial information of HeadHunter Group PLC	12 Months Ended
Dec. 31, 2022
Disclosure of information about consolidated structured entities [abstract]
Condensed separate financial information of HeadHunter Group PLC

32.  Condensed separate financial information of HeadHunter Group PLC

As dislosed in Note 20(d), the Group is restricted from remitting funds to shareholders.

Regulation S-X requires that condensed financial information of the registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries means that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The Group performed a test on the restricted net assets of consolidated subsidiaries and concluded the restricted net assets exceed 25% of the consolidated net assets of the Group as of December 31, 2022. As of December 31, 2022, HeadHunter Group PLC had restricted net assets of RUB 7,111 million or 104% of total net assets. Accordingly, separate condensed financial information of HeadHunter Group PLC have been prepared, in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X.

The separate condensed financial information should be read in conjunction with the Company’s consolidated financial statements and the accompanying notes thereto. The separate condensed financial information is prepared in accordance with IFRS. Investments in subsidiaries and associates in the condensed separate financial information below are recognized at cost.

Condensed statement of financial position

As at December 31,

	2022	2021
Non-current assets
Intangible assets	—	684
Total non-current assets	—	684
Current assets
Trade and other receivables	189	108
Prepaid expenses and other current assets	437	77,537
Investments in subsidiaries	6,640,437	5,758,270
Cash and cash equivalents	111,950	1,125,894
Total current assets	6,753,013	6,961,809
Total assets	6,753,013	6,962,493
Equity
Share capital	8,655	8,655
Share premium	1,568,626	1,568,626
Share-based payments reserve	1,475,850	681,649
Treasury shares	(1,425,999)	(1,096,357)
Retained earnings	(515,882)	3,259,437
Total equity	1,111,250	4,422,010
Non-current liabilities
Loans and borrowings	5,270,735	2,274,465
Other non-current liabilities	70,243	135,741
Total non-current liabilities	5,340,978	2,410,206
Current liabilities
Trade and other payables	235,287	75,507
Other current liabilities	65,498	54,770
Total current liabilities	300,785	130,277
Total liabilities	5,641,763	2,540,483
Total equity and liabilities	6,753,013	6,962,493

Condensed separate statement of income and other comprehensive income

For the years ended December 31,

	2022	2021	2020
Dividend income	—	4,227,933	2,463,175
Operating costs and expenses (exclusive of depreciation and amortization)	(220,767)	(401,101)	(471,877)
Depreciation and amortization	(684)	(738)	(681)
Operating income	(221,451)	3,826,094	1,990,617
Finance income	800	5,142	—
Finance costs	(390,044)	(164,415)	(132,429)
Other income	67,970	58,226	41,617
Net foreign exchange loss	(83,037)	(21,572)	(86,476)
(Loss)/profit before income tax	(625,762)	3,703,475	1,813,329
Income tax expense	—	(771)	(413)
Net (loss)/income for the year	(625,762)	3,702,704	1,812,916

Condensed separate statement of cash flows

For the years ended December 31,

	2022	2021	2020
Net cash used in operating activities	(65,619)	(315,405)	(472,915)
INVESTING ACTIVITIES:
Acquisition of intangible assets	—	(930)	(643)
Dividends received	—	4,227,162	2,468,606
Interest received	800	5,142	—
Net cash generated from investing activities	800	4,231,374	2,467,963
FINANCING ACTIVITIES:
Acquisition of treasury shares	(329,759)	(1,096,357)	—
Loans received	2,619,425	2,320,047	1,868,556
Loans repaid	—	(1,958,603)	(1,980,000)
Dividends paid	(3,213,927)	(2,073,893)	(1,885,441)
Net cash used in financing activities	(924,261)	(2,808,806)	(1,996,885)
Net (decrease)/increase in cash and cash equivalents	(989,080)	1,107,163	(1,837)
Cash and cash equivalents, beginning of year	1,125,894	13,512	20,137
Effect of exchange rate changes on cash	(24,864)	5,219	(4,788)
Cash and cash equivalents, end of year	111,950	1,125,894	13,512